Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 12,962	$ 10,252
Right-of-use assets	1,741	1,395
Goodwill	21,242	21,025
Intangible assets	37,846	37,177
Investments in associates and joint ventures	302	268
Other investments	2,223	1,632
Derivative financial instruments	498	182
Other receivables	1,327	930
Income tax receivable	1,391
Deferred tax assets	5,819	5,347
Total non-current assets	85,351	78,208
Current assets
Inventories	6,557	5,288
Trade and other receivables	15,177	12,972
Other investments	30	166
Derivative financial instruments	90	54
Income tax receivable	1,158	1,859
Cash and cash equivalents	5,711	5,488
Total current assets	28,723	25,827
Total assets	114,074	104,035
Current liabilities
Interest-bearing loans and borrowings	(3,104)	(2,337)
Lease liabilities	(382)	(339)
Trade and other payables	(25,280)	(22,465)
Derivative financial instruments	(81)	(50)
Provisions	(686)	(1,269)
Income tax payable	(1,084)	(1,406)
Total current liabilities	(30,617)	(27,866)
Non-current liabilities
Interest-bearing loans and borrowings	(24,715)	(26,506)
Lease liabilities	(1,421)	(1,113)
Derivative financial instruments		(115)
Deferred tax liabilities	(3,500)	(3,305)
Retirement benefit obligations	(1,105)	(1,330)
Provisions	(918)	(921)
Income tax payable	(700)	(238)
Other payables	(2,379)	(1,770)
Total non-current liabilities	(34,738)	(35,298)
Total liabilities	(65,355)	(63,164)
Net assets	48,719	40,871
Equity
Share capital	388	388
Share premium account	35,266	35,226
Capital redemption reserve	153	153
Merger reserve	448	448
Other reserves	1,440	1,411
Retained earnings	10,972	3,160
Total equity attributable to owners of parent	48,667	40,786
Non-controlling interests	52	85
Total equity	$ 48,719	$ 40,871